Debt - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Oct. 31, 2017 CAD ($)
Disclosure Of Borrowings [line items]
Outstanding balance amount			$ 35,859	$ 38,380
Outstanding letters of credit	$ 38	$ 261
Accrued interest payable			184	193
Term loan financing agreement with canadian creditor [member]
Disclosure Of Borrowings [line items]
Maturity date	May 1, 2021	May 1, 2021
Outstanding balance amount			34,385
Amortization period of borrowings	15 years	15 years
Term loan financing agreement with canadian creditor [member] | Promissory Notes [member]
Disclosure Of Borrowings [line items]
Carrying value of assets pledged as collateral			$ 114,554	$ 120,815
Term loan financing agreement with canadian creditor [member] | Floating interest rate [member]
Disclosure Of Borrowings [line items]
Interest rate	7.082%		7.082%	5.885%
Loan agreement with Canadian Chartered Bank [member] | Village Farms Clean Energy Inc [member]
Disclosure Of Borrowings [line items]
Maturity date	Maturity date of June 2023	Maturity date of June 2023
Outstanding balance amount			$ 1,279	$ 1,658
Non-revolving fixed rate loan face amount	$ 3,000
Uncommitted, non-revolving credit facility amount	$ 300
Letters of guarantee maximum term	365 days	365 days
Uncommitted credit facility for financing capital expenditures	$ 700
Loan received					$ 250
Uncommitted credit facility repayment period	five-year	five-year
Interest rate basis	Interest rate of CA$ prime rate plus 200 basis points	Interest rate of CA$ prime rate plus 200 basis points
Outstanding balance amount			$ 138	192
Loan agreement with Canadian Chartered Bank [member] | Fixed interest rate [member] | Village Farms Clean Energy Inc [member]
Disclosure Of Borrowings [line items]
Interest rate	4.98%		4.98%
Operating loan with Canadian Chartered Bank [member]
Disclosure Of Borrowings [line items]
Maturity date	Maturity date on May 31, 2021	Maturity date on May 31, 2021
Loan received			$ 2,000	0
Revolving operating loan maximum borrowing amount	$ 13,000
Outstanding letters of credit	$ 38	$ 261
Operating loan with Canadian Chartered Bank [member] | Promissory Notes [member]
Disclosure Of Borrowings [line items]
Carrying value of assets pledged as collateral			$ 38,007	$ 32,883